CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS		12 Months Ended
		Dec. 31, 2021 $ / shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CAD ($)
Mineral exploration expenses
Mineral exploration expenses	[1]		$ 24,952		$ 80,343		$ 566,427
Reimbursements from optionee	[1]		(483,950)		(434,982)		(291,680)
Operating expense			458,998		354,639		(274,747)
General administrative expenses
Bank charges			630		974		1,784
Bad debt expenses			10,679		0		0
Consulting fees, wages and benefits			167,170		192,577		117,278
Depreciation			3,143		13,303		3,496
Investor relations			120,869		94,314		139,494
Listing and filing fees			7,068		8,035		9,062
Office and administrative fees			32,703		18,468		19,052
Professional fees	[2]		109,079		129,511		191,238
Rent	[2]		11,866		10,200		12,286
Share-based payment	[2]		0		0		9,369
Transfer agent fees			10,971		18,648		9,472
Travel			1,109		8,329		35,723
General and administrative expense			(475,287)		(494,359)		(548,254)
Other items
Foreign exchange gain (loss)			61		802		(195)
Interest income			0		8		148
Gain on disposal of equipment			0		0		6,643
Write-off of payables			10,231		0		0
Write-down of exploration and evaluation assets	[1]		0		(1)		(1,239,994)
Write-down of tax deposits	[3]		0		0		(41,200)
Gains (losses) on net monetary position			10,292		809		(1,274,598)
Net loss for the year			(5,997)		(138,911)		(2,097,599)
Exchange difference arising on the translation of foreign subsidiaries			(8,111)		(16,786)		20,714
Comprehensive loss for the year			$ (14,108)		$ (155,697)		$ (2,076,885)
Basic and diluted loss per share | $ / shares	[4]	$ (0.00)		$ (0.00)		$ (0.08)

[1]	Note 5.
[2]	Note 8.
[3]	Note 6.
[4]	Note 10.